Document and Entity Information	Jul. 13, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001637873
Document Type	8-K
Document Period End Date	Jul. 13, 2021
Entity Registrant Name	ACV Auctions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40256
Entity Tax Identification Number	47-2415221
Entity Address, Address Line One	640 Ellicott Street
Entity Address, Address Line Two	#321
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(800)
Local Phone Number	553-4070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	ACVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false